Taxes - Schedule of Income Taxes Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Taxes Expense (Benefit) [Abstract]
Current income tax expense (benefit)	$ 70	$ (2,506)	$ 5,355
Deferred income taxes expense	478,411	30,582	129,761
Total	$ 478,481	$ 28,076	$ 135,116